Cover Page	12 Months Ended
Dec. 31, 2021 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2021
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--12-31
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity Registrant Name	Anheuser-Busch InBev SA/NV
Entity Central Index Key	0001668717
Entity File Number	001-37911
Entity Incorporation, State or Country Code	C9
Entity Address, Address Line One	Brouwerijplein 1
Entity Address, City or Town	Leuven
Entity Address, Country	BE
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	1,737,135,607
Entity Address, Postal Zip Code	3000
Auditor Name	PwC Bedrijfsrevisoren BV / Reviseurs d’Entreprises SRL
Auditor Firm ID	1350
Auditor Location	Diegem, Belgium
Business Contact [Member]
Document Information [Line Items]
Contact Personnel Name	John Blood
Entity Address, Address Line One	Brouwerijplein 1
Entity Address, City or Town	Leuven
Entity Address, Country	BE
City Area Code	+ 32
Local Phone Number	16 27 61 11
Contact Personnel Email Address	Corporategovernance@ab-inbev.com
Entity Address, Postal Zip Code	3000
Ordinary shares [member]
Document Information [Line Items]
Title of 12(b) Security	Ordinary shares without nominal value
Security Exchange Name	NYSE
No Trading Symbol Flag	true
American Depositary Shares, each representing one ordinary share without nominal value
Document Information [Line Items]
Title of 12(b) Security	American Depositary Shares, each representing one ordinary share without nominal value
Trading Symbol	BUD
Security Exchange Name	NYSE
6.375% Notes due 2040 (issued January 2010)
Document Information [Line Items]
Title of 12(b) Security	6.375% Notes due 2040 (issued January 2010)
Trading Symbol	BUD40
Security Exchange Name	NYSE
8.200% Notes due 2039 (issued March 2011)
Document Information [Line Items]
Title of 12(b) Security	8.200% Notes due 2039 (issued March 2011)
Trading Symbol	BUD39
Security Exchange Name	NYSE
3.750% Notes due 2042 (issued July 2012)
Document Information [Line Items]
Title of 12(b) Security	3.750% Notes due 2042 (issued July 2012)
Trading Symbol	BUD42A
Security Exchange Name	NYSE
4.000% Notes due 2043 (issued January 2013)
Document Information [Line Items]
Title of 12(b) Security	4.000% Notes due 2043 (issued January 2013)
Trading Symbol	BUD/43
Security Exchange Name	NYSE
4.625% Notes due 2044 (issued January 2014)
Document Information [Line Items]
Title of 12(b) Security	4.625% Notes due 2044 (issued January 2014)
Trading Symbol	BUD/44
Security Exchange Name	NYSE
4.700% Notes due 2036 (issued January 2016)
Document Information [Line Items]
Title of 12(b) Security	4.700% Notes due 2036 (issued January 2016)
Trading Symbol	BUD/36
Security Exchange Name	NYSE
4.900% Notes due 2046 (issued January 2016)
Document Information [Line Items]
Title of 12(b) Security	4.900% Notes due 2046 (issued January 2016)
Trading Symbol	BUD/46
Security Exchange Name	NYSE
4.950% Notes due 2042 (issued December 2016)
Document Information [Line Items]
Title of 12(b) Security	4.950% Notes due 2042 (issued December 2016)
Trading Symbol	BUD/42
Security Exchange Name	NYSE
6.625% Notes due 2033 (issued December 2016)
Document Information [Line Items]
Title of 12(b) Security	6.625% Notes due 2033 (issued December 2016)
Trading Symbol	BUD/33
Security Exchange Name	NYSE
5.875% Notes due 2035 (issued December 2016)
Document Information [Line Items]
Title of 12(b) Security	5.875% Notes due 2035 (issued December 2016)
Trading Symbol	BUD/35
Security Exchange Name	NYSE
4.439% Notes due 2048 (issued August 2017)
Document Information [Line Items]
Title of 12(b) Security	4.439% Notes due 2048 (issued August 2017)
Trading Symbol	BUD/48
Security Exchange Name	NYSE
4.000% Notes due 2028 (issued April 2018)
Document Information [Line Items]
Title of 12(b) Security	4.000% Notes due 2028 (issued April 2018)
Trading Symbol	BUD/28
Security Exchange Name	NYSE
4.375% Notes due 2038 (issued April 2018)
Document Information [Line Items]
Title of 12(b) Security	4.375% Notes due 2038 (issued April 2018)
Trading Symbol	BUD/38
Security Exchange Name	NYSE
4.600% Notes due 2048 (issued April 2018)
Document Information [Line Items]
Title of 12(b) Security	4.600% Notes due 2048 (issued April 2018)
Trading Symbol	BUD/48A
Security Exchange Name	NYSE
4.750% Notes due 2058 (issued April 2018)
Document Information [Line Items]
Title of 12(b) Security	4.750% Notes due 2058 (issued April 2018)
Trading Symbol	BUD/58
Security Exchange Name	NYSE
Floating Rate Notes due 2024 (issued April 2018)
Document Information [Line Items]
Title of 12(b) Security	Floating Rate Notes due 2024 (issued April 2018)
Trading Symbol	BUD24A
Security Exchange Name	NYSE
4.750% Notes due 2029 (issued January 2019)
Document Information [Line Items]
Title of 12(b) Security	4.750% Notes due 2029 (issued January 2019)
Trading Symbol	BUD/29
Security Exchange Name	NYSE
4.900% Notes due 2031 (issued January 2019)
Document Information [Line Items]
Title of 12(b) Security	4.900% Notes due 2031 (issued January 2019)
Trading Symbol	BUD/31
Security Exchange Name	NYSE
5.450% Notes due 2039 (issued January 2019)
Document Information [Line Items]
Title of 12(b) Security	5.450% Notes due 2039 (issued January 2019)
Trading Symbol	BUD/39A
Security Exchange Name	NYSE
5.550% Notes due 2049 (issued January 2019)
Document Information [Line Items]
Title of 12(b) Security	5.550% Notes due 2049 (issued January 2019)
Trading Symbol	BUD/49
Security Exchange Name	NYSE
5.800% Notes due 2059 (issued January 2019)
Document Information [Line Items]
Title of 12(b) Security	5.800% Notes due 2059 (issued January 2019)
Trading Symbol	BUD/59
Security Exchange Name	NYSE
4.900% Notes due 2046 (issued May 2019)
Document Information [Line Items]
Title of 12(b) Security	4.900% Notes due 2046 (issued May 2019)
Trading Symbol	BUD/46A
Security Exchange Name	NYSE
4.700% Notes due 2036 (issued May 2019)
Document Information [Line Items]
Title of 12(b) Security	4.700% Notes due 2036 (issued May 2019)
Trading Symbol	BUD/36A
Security Exchange Name	NYSE
3.650% Notes due 2026 (issued May 2019)
Document Information [Line Items]
Title of 12(b) Security	3.650% Notes due 2026 (issued May 2019)
Trading Symbol	BUD/26A
Security Exchange Name	NYSE
3.500% Notes due 2030 (issued April 2020)
Document Information [Line Items]
Title of 12(b) Security	3.500% Notes due 2030 (issued April 2020)
Trading Symbol	BUD/30
Security Exchange Name	NYSE
4.350% Notes due 2040 (issued April 2020)
Document Information [Line Items]
Title of 12(b) Security	4.350% Notes due 2040 (issued April 2020)
Trading Symbol	BUD/40
Security Exchange Name	NYSE
4.500% Notes due 2050 (issued April 2020)
Document Information [Line Items]
Title of 12(b) Security	4.500% Notes due 2050 (issued April 2020)
Trading Symbol	BUD/50
Security Exchange Name	NYSE
4.600% Notes due 2060 (issued April 2020)
Document Information [Line Items]
Title of 12(b) Security	4.600% Notes due 2060 (issued April 2020)
Trading Symbol	BUD/60
Security Exchange Name	NYSE